Other Income, Net - Other Income, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income Net [Abstract]
Gain on sale of investments, net	$ 280	$ 2	$ 64
Foreign currency exchange, net	59	(5)	(4)
Canadian Oil Sands dividends	35	42	34
Refinery income, net	32	27	27
Interest	13	12	11
Development projects, net	9	66	42
Gain on asset sales, net	6	105	17
Reduction of allowance for loan receivable		49
Derivative ineffectiveness, net		2	(17)
Impairment of marketable securities	(105)	(47)	(180)
Other	20	25	18
Total	$ 349	$ 278	$ 12